UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     Benj A. Smith & Associates, LTD
Address:  106 E. Eighth Street
          Holland, MI 49423



Form 13F File Number:  28-05349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Benj. A. Smith III
Title:    Chairman & President
Phone:    616-396-0119

Signature, Place, and Date of Signing:


/s/ Benj. A. Smith III               Holland, MI                02/02/06
[Signature]                         [City, State]                [Date]
Benj. A. Smith III
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      64

Form 13F Information Table Value Total:  $127,304
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                        Benj A. Smith & Associates, LTD
                                    FORM 13F
                               December 31, 2005

                                                                                                             Voting Authority
                                                                                                             ----------------
                                 Title of                Value     Shares/   Sh/  Put/  Invstmt   Other
Name of Issuer                    class     CUSIP      (x$1000)    Prn Amt   Prn  Call  Dscretn  Managers  Sole    Shared     None
-----------------------------   ---------   -----      --------    -------   ---  ---   -------  --------  ----    ------     ----

AFFILIATED COMPUTER CL A         COM      008190100       4204        71040  SH         Sole              13050               57990
AMERICAN INTL GROUP COM          COM      026874107       4208        61670  SH         Sole              21771               39899
AMGEN INC COM                    COM      031162100       5007        63490  SH         Sole              10490               53000
APOLLO GROUP INC CL A            COM      037604105        722        11950  SH         Sole               3200                8750
APPLEBEES INTL INC COM           COM      037899101       3053       135158  SH         Sole            22612.5            112545.5
ASSOCIATED BANC CORP COM         COM      045487105        481        14774  SH         Sole              14774
BERKSHIRE HATHAWAY INC CL B      COM      084670207        241           82  SH         Sole                                     82
BEST BUY INC COM                 COM      086516101       3305      76007.5  SH         Sole              11700             64307.5
CAPITOL BANCORP LTD              COM      14056D105        711        19000  SH         Sole              15000                4000
CISCO SYSTEMS INC.               COM      17275R102       4429       258679  SH         Sole              39898              218781
CITIGROUP                        COM      172967101       2950        60780  SH         Sole              12000               48780
COBIZ INC COM                    COM      190897108        367        20150  SH         Sole              20000                 150
COMMUNITY BANCORP NEV COM        COM      20343T100        443        14000  SH         Sole              14000
CORUS BANKSHARES INC.            COM      220873103        225         4000  SH         Sole               4000
DEARBORN BANCORP INC COM         COM      24242R108        703        28400  SH         Sole              28400
E M C CORP MASS COM              COM      268648102       3290       241554  SH         Sole              40400              201154
EBAY INC COM                     COM      278642103        817        18900  SH         Sole               2100               16800
ENTERPRISE FINL SVCS COM         COM      293712105        204         9000  SH         Sole               9000
EXXON MOBIL CORP COM             COM      30231G102       3872    68939.337  SH         Sole              11200           57739.337
FIRST HORIZON NATIONAL CORP      COM      320517105        479        12455  SH         Sole               4925                7530
FIRST MERCHANTS CORP COM         COM      320817109        392        15069  SH         Sole              13839                1230
FIRST MIDWEST BANCORP            COM      320867104        681        19421  SH         Sole              17781                1640
FIRST OAK BROOK BANCSH COM       COM      335847208        685        24500  SH         Sole              20900                3600
FIRST SOURCE CORPORATION         COM      336901103        231         9189  SH         Sole               9189
FIRSTBANK CORP MICH COM          COM      33761G104        512    22057.571  SH         Sole            12727.9            9329.671
FISERV INC.                      COM      337738108       5414       125128  SH         Sole              30251               94877
GENERAL ELECTRIC                 COM      369604103       3796       108309  SH         Sole              19600               88709
GENTEX CORP COM                  COM      371901109        663    33996.679  SH         Sole              16520           17476.679
HOME DEPOT INC COM               COM      437076102       1556    38435.046  SH         Sole               2575           35860.046
HUNTINGTON BANCSHARES COM        COM      446150104       3414       143768  SH         Sole                                 143768
INDEPENDENT BANK CORPORATION     COM      453838104       1022        37546  SH         Sole              24127               13419
INTUITIVE SURGICAL INC COM NEW   COM      46120E602       1499        12780  SH         Sole               5950                6830
IRWIN FINL CORP COM              COM      464119106        420        19600  SH         Sole              19600
JDS UNIPHASE CORP COM            COM      46612j101         33        14050  SH         Sole                                  14050
JOHNSON & JOHNSON COM            COM      478160104       4594    76434.905  SH         Sole               9000           67434.905
LAKELAND FINL CORP COM           COM      511656100        872        21600  SH         Sole              15550                6050
LOWES COS INC COM                COM      548661107       3720        55805  SH         Sole               9370               46435
MACATAWA BANK CORPORATION        COM      554225102       8607       236575  SH         Sole             236575
MAF BANCORP INC.                 COM      55261R108        697        16853  SH         Sole              15503                1350
MB FINANCIAL INC NEW COM         COM      55264U108        703        19869  SH         Sole              19869
MBNA CORP COM                    COM      55262L100       6574   242146.928  SH         Sole              58754          183392.928
MERCANTILE BANK CORP COM         COM      587376104        491        12760  SH         Sole                                  12760
MICROSOFT CORP COM               COM      594918104       3559       136086  SH         Sole              25150              110936
MIDWEST BANK HOLDINGS            COM      598251106        567        25500  SH         Sole              25500
NATIONAL CITY CORP COM           COM      635405103        450        13406  SH         Sole                                  13406
OAK HILL FINL INC COM            COM      671337103        872        26250  SH         Sole              21300                4950
PARK BANCORP INC COM             COM      700164106        220         7000  SH         Sole               7000
PF CHANGS CHINA BISTRO COM       COM      69333Y108        244         4925  SH         Sole                                   4925
PINNACLE FINL PARTNERS COM       COM      72346Q104        624        25000  SH         Sole              25000
REPUBLIC BANCORP INC COM         COM      760282103        632        53076  SH         Sole              46081                6995
SEI INVESTMENTS CO COM           COM      784117103       2445        66070  SH         Sole              20900               45170
STERICYCLE INC COM               COM      858912108       4057        68900  SH         Sole              13420               55480
STRYKER CORP COM                 COM      863667101       3362        75670  SH         Sole              12450               63220
SYSCO CORP COM                   COM      871829107       3292       106015  SH         Sole              18125               87890
TCF FINL CORP COM                COM      872275102        543        20000  SH         Sole              20000
TEVA PHARMACEUTICAL INDS. ADR    COM      881624209       5476       127320  SH         Sole              21400              105920
TOWER FINANCIAL                  COM      891769101       1744       101416  SH         Sole              53900               47516
UNITED NAT FOOD INC COM          COM      911163103        225         8540  SH         Sole                500                8040
UNOVA INC COM                    COM      91529B106        907        26840  SH         Sole               6350               20490
WALGREEN COMPANY                 COM      931422109       4180        94442  SH         Sole              14950               79492
WELLS FARGO & CO NEW COM         COM      949746101       5768        91811  SH         Sole              14344               77467
WHOLE FOODS MKT INC COM          COM      966837106       1254        16210  SH         Sole               5040               11170
WINTRUST FINL CORP COM           COM      97650W108        384         7000  SH         Sole               7000
ZIONS BANCORPORATION COM         COM      989701107        212         2800  SH         Sole               1600                1200

REPORT SUMMARY                     64 DATA RECORDS      127304                0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
